BLACKROCK FUNDSSM

iShares U.S. Intermediate Credit Bond Index Fund

iShares U.S. Intermediate Government Bond Index Fund

iShares U.S. Long Credit Bond Index Fund

iShares U.S. Long Government Bond Index Fund

iShares U.S. Securitized Bond Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 1, 2025 to the Funds’

Prospectus, dated February 28, 2025, as amended or supplemented to date

Effective immediately, the following changes are made to the Funds’ Prospectus:

Each section of the Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Portfolio Managers” is deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
James Mauro	2022	Managing Director of BlackRock, Inc.
Jonathan Graves	2025	Managing Director of BlackRock, Inc.
Marcus Tom	2025	Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of U.S. Long Credit” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF U.S. LONG CREDIT
The Fund is managed by a team of financial professionals. James Mauro, Jonathan Graves and Marcus Tom are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of U.S. Intermediate Credit” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF U.S. INTERMEDIATE CREDIT
The Fund is managed by a team of financial professionals. James Mauro, Jonathan Graves and Marcus Tom are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of U.S. Long Government” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF U.S. LONG GOVERNMENT
The Fund is managed by a team of financial professionals. James Mauro, Jonathan Graves and Marcus Tom are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of U.S. Intermediate Government” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF U.S. INTERMEDIATE GOVERNMENT
The Fund is managed by a team of financial professionals. James Mauro, Jonathan Graves and Marcus Tom are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of U.S. Securitized” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF U.S. SECURITIZED
The Fund is managed by a team of financial professionals. James Mauro, Jonathan Graves and Marcus Tom are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
James Mauro	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Managing Director of BlackRock, Inc. since 2015 and Global Head of Index Fixed Income Portfolio Management at BlackRock, Inc. since 2025.
Jonathan Graves	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2013 and Head of Credit within the Index Fixed Income Portfolio Management team in the Americas at BlackRock, Inc. since 2014.
Marcus Tom	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2019 and Head of Index Fixed Income Portfolio Management team in Atlanta at BlackRock since 2024.

Shareholders should retain this Supplement for future reference.

PR2-INDEX-0825SUP